Organization and Liquidity (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 26, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Organization and Liquidity
Exchange ratio		0.1868
Accumulated deficit	$ (548,897)		$ (549,654)	$ (527,185)
Cash and cash equivalents	16,122		$ 258	$ 1,398
Cash proceeds from the reverse recapitalization and PIPE Financing	$ 17,238